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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 6/30/2011

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Covepoint Capital Advisors LLC


Address: 152 West 57th Street, 41st Floor
         New York, NY 10019

Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Pilson
Title: Director of Operation
Phone: 212.782.3643

Signature, Place, and Date of Signing:

/s/ David Pilson                    New York, NY                 7/5/2011
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          --
Form 13F Information Table Entry Total:     7
Form 13F Information Table Value Total:     153,960
                                            (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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
NAME OF             TITLE                     VALUE     SHRS OR    SH/ PUT/   INVESTMENT       OTHER           VOTING AUTHORITY
 ISSUER             CLASS         CUSIP     (X $1000)   PRN AMT    PRN CALL   DISCRETION      MANAGERS      SOLE      SHARED   NONE
ISHARES         EWZ BRAZIL IDX   464286400   39,352       536,496      SH     DISCRETIONARY                 536,496
ISHARES         EWT TAIWAN IDX   464286731   11,361       748,400      SH     DISCRETIONARY                 748,400
ISHARES         EWY SOUTH KOREA  464286772   11,154       171,600      SH     DISCRETIONARY                 171,600
ISHARES         EWM MALAYSIA     464286830    9,144       598,461      SH     DISCRETIONARY                 598,461
ISHARES         EWJ JAPAN IDX    464286848   10,430     1,000,000      SH     DISCRETIONARY               1,000,000
ISHARES         FXI FTSEXINHUA   464287184   50,573     1,177,486      SH     DISCRETIONARY               1,177,486
ISHARES         VWO EMERG MKT    922042858   21,946       451,370      SH     DISCRETIONARY                 451,370
TOTAL EQUITIES: 7                           153,960